SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Accounts payable	$ 1,781		$ 1,916
Supplier A [Member]
Amount of purchase		[1]	551	$ 1,418
Accounts payable			320
Supplier B [Member]
Amount of purchase		[1]	507		[1]
Accounts payable	501
Customer A [Member]
Revenue	4,094		4,833	13,163
Account receivable	3,008		802
Customer B [Member]
Revenue	3,902		3,188	$ 2,361
Account receivable	853		898
Customer C [Member]
Account receivable		[2]	$ 393

[1]	Purchase from relevant supplier was less than 10% of the Group’s total revenue for the respective year.
[2]	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective year.